Income Tax (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of income tax [abstract]
Schedule of Major Components of Income Tax Expense

The major components of income tax expense are as follows:

	Year ended September 30,
	2024	2023	2022
Current income taxes	(78,366)	(50,849)	(66,336)
Deferred income taxes	(23,814)	(27,781)	2,923
Income tax expense	(102,180)	(78,630)	(63,413)

Schedule of Reconciliation of Effective Tax Rate

The income taxes calculated at the effective tax rate reconcile as follows:

	Year ended September 30,
	2024	2023	2022
Net profit before tax	293,782	153,652	250,524
Expected income tax expense at a 25% statutory UK tax rate (prior period: 25% / 22.8% statutory UK and Luxemburg tax rate)	(73,446)	(38,413)	(57,120)
Increased/ decreased by:
- Non-deductible expenses for tax purposes	(2,175)	(2,699)	(1,812)
- Non-deductible share-based compensation	(1,098)	(19,880)	—
- Change in permanent items	—	687	—
- Minimum Taxation	(1,915)	—	—
- Income exempted from tax	1,247	—	—
- Previous years taxes	(5,396)	(5,461)	—
- Changes in non-recognition of deferred tax assets on temporary differences/tax loss carry forwards	(11,369)	(8,400)	(783)
- Tax rate differences	(13,410)	(5,628)	(14,202)
- Tax rate changes	2,461	(142)	—
- Other	2,921	1,306	10,504
Effective income tax expense	(102,180)	(78,630)	(63,413)

Schedule of Net Deferred Tax Assets and Liabilities

The net deferred tax assets and liabilities mainly relate to the following differences between IFRS and the tax base and are shown in the following table:

	September 30, 2024		September 30, 2023
	Assets	Liabilities	Assets	Liabilities
Trade receivables	45	149	223	—
Inventories	64,093	4,385	59,714	2,602
Other current assets	79	2,413	30	125
Property, plant and equipment	6,712	9,580	1,240	9,005
Right-of-use assets	—	45,681	—	27,037
Intangible assets	—	204,456	—	168,297
Other current financial liabilities	12,025	—	7,571	—
Other current liabilities	2,450	926	674	737
Current provisions	10,103	3,012	8,815	627
Other non-current financial liabilities	37,713	7,363	22,245	17,433
Tax loss and interest carryforwards	13,861	—	15,559	—
Deferred tax assets (liabilities)	147,080	277,966	116,069	225,863
Offsetting	(146,963)	(146,963)	(116,069)	(116,069)
Deferred tax assets (liabilities) on balance sheet	117	131,003	—	109,794

Schedule of Deferred Taxes

The deferred taxes developed as follows:

	September 30, 2024	September 30, 2023
Net amount at October 1	(109,794)	(88,261)
thereof deferred tax assets	—	4,590
thereof deferred tax liabilities	(109,794)	(92,851)
Taxes charged:
to income statement	(23,814)	(27,781)
to other comprehensive income
Exchange differences	2,722	6,249
Net amount at September 30	(130,886)	(109,794)
thereof deferred tax assets	117	—
thereof deferred tax liabilities	(131,003)	(109,794)

Schedule of Unrecognised Deferred Taxes	For the following (gross) items, no deferred taxes were recognized:

	September 30, 2024	September 30, 2023
Tax loss carry forwards	99,851	53,050
	99,851	53,050